Income Taxes (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Income Taxes
Alternative minimum tax credit carryforwards	$ 4,563,000		$ 5,909,000
Federal and state net operating loss carryforwards			232,000,000
Tax benefit of net operating loss carryforwards
Net operating loss expiration amount	39,271,000		75,223,000
Reconciliation of beginning and ending amounts of unrecognized tax benefits related to uncertain tax positions
Balance at the beginning of the period	1,983,000	8,577,000
Increases related to prior year tax positions		686,000
Decreases related to prior year tax positions	(367,000)
Settlements with taxing authority	(490,000)	(1,133,000)
Effect of the expiration of statutes of limitation	(1,126,000)	(6,147,000)
Balance at the end of the period		1,983,000
Interest and penalties relating to unrecognized tax benefits
Interest and penalties		300,000
Offset to interest expense	$ 600,000	$ 1,400,000